                SALOMON BROTHERS INSTITUTIONAL INVESTMENT SERIES
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                  800 725-6666


                    SUPPLEMENT DATED NOVEMBER 4, 1996 TO THE
                        PROSPECTUS DATED APRIL 29, 1996



     The 'Financial Highlights' section is supplemented for the Salomon Brothers Institutional High Yield Bond Fund (the 'High Yield Bond Fund'), the Salomon Brothers Institutional Asia Growth Fund (the 'Asia Growth Fund') and the Salomon Brothers Institutional Money Market Fund with the following information. Financial highlights are not presented for the Salomon Brothers Institutional Emerging Markets Debt Fund since it has not yet commenced investment operations.



SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
FINANCIAL HIGHLIGHTS
PERIOD ENDED AUGUST 31, 1996(A)(B) (UNAUDITED)



SELECTED DATA PER SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD:
--------------------------------------------------------------------------------



                                                                                      HIGH
                                                                                      YIELD          ASIA GROWTH
                                                                                    BOND FUND           FUND
                                                                                    ---------        -----------

Net asset value, beginning of period.............................................    $ 10.00           $ 10.00
                                                                                    ---------        -----------
     Net investment income.......................................................       0.19              0.04
     Net gain (loss) on investments (both realized and unrealized)...............       0.18             (0.67)
                                                                                    ---------        -----------
          Total from investment operations.......................................       0.37             (0.63)
                                                                                    ---------        -----------
Net asset value, end of period...................................................    $ 10.37           $  9.37
                                                                                    ---------        -----------
                                                                                    ---------        -----------
Net assets, end of period (thousands)............................................    $ 4,147           $ 2,861
Total return*....................................................................       +3.7%            - 6.3%
Ratios to average net assets:
     Expenses....................................................................       0.55%**           1.00%**
     Net investment income.......................................................       9.02%**           1.41%**
Portfolio turnover rate..........................................................          4%               47%
Average Broker Commisssion Rate..................................................        N/A           $0.0069
Before waiver of management fee, expenses absorbed by SBAM and credits earned from and fees waived by the custodian, net investment loss per share and expense ratios would have been:
     Net investment loss per share...............................................     ($0.08)           ($0.33)
     Expense ratio...............................................................      13.50%**          13.65%**



------------
 (a) The High Yield Bond Fund's commencement of investment operations was May 15, 1996.

 (b) The  Asia Growth  Fund's commencement of  investment operations  was May 6,
     1996.

  * Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period reported. Total return calculated for a period of less than one year is not annualized.

 ** Annualized.

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA PER SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------



                                                 SIX MONTHS
                                                    ENDED
                                                  JUNE 30,                    YEAR ENDED DECEMBER 31,
                                                    1996        ---------------------------------------------------
                                                 (UNAUDITED)     1995       1994       1993       1992       1991
                                                 -----------    -------    -------    -------    -------    -------

Net asset value, beginning of period..........     $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                                 -----------    -------    -------    -------    -------    -------
Net investment income.........................       0.023'SS'    0.049'SS'  0.036      0.028      0.034      0.054'SS'
Dividends from net investment income..........      (0.023)      (0.049)    (0.036)    (0.028)    (0.034)    (0.054)
                                                 -----------    -------    -------    -------    -------    -------
Net asset value, end of period................     $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                                 -----------    -------    -------    -------    -------    -------
                                                 -----------    -------    -------    -------    -------    -------
Net assets, end of period (thousands).........     $10,100      $11,425    $27,667    $34,120    $50,554    $35,414
Total investment return.......................        +2.4%        +5.0%      +3.6%      +2.9%      +3.4%      +5.5%
Ratios to average net assets:
     Expenses.................................        0.49%*       0.65%      0.45%      0.35%      0.44%      0.54%
Net investment income                                 4.64%*       4.89%      3.53%      2.83%      3.42%      5.23%



------------
* Annualized.

'SS' Netinvestment income per share would have been $.020, $.049 and $.052 and the expense ratios to average net assets would have been 1.05%, .70% and .64%, respectively, for the period ended June 30, 1996 and the years ended December 31, 1995 and 1991, before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances.

     The first six paragraphs of the section 'Management -- Performance of Accounts' are replaced with the following.



                            PERFORMANCE OF ACCOUNTS

     Set forth in the chart below is performance data provided by SBAM AP relating, (i) for the period from January 1, 1992 to February 28, 1995, to a non-U.S. collective investment vehicle (the 'Offshore Fund I') managed by the portfolio manager of the Asia Growth Fund while he was employed by a different investment adviser unaffiliated with SBAM (ii) for the quarters ending September 30, 1995, December 31, 1995 and March 31, 1996, to a non-U.S. collective investment vehicle managed by the portfolio manager after commencement of employment with an affiliate of SBAM (the 'Offshore Fund II') and (iii) for the quarters ending June 30, 1996 and September 30, 1996, to a composite ('Composite') consisting of Offshore Fund II and Salomon Brothers Asia Growth Fund ('Retail Asia Growth Fund'), a portfolio of Salomon Brothers Series Funds Inc, a U.S. registered investment company. The Retail Asia Growth Fund and Asia Growth Fund have the same portfolio manager and have identical investment objectives, policies and strategies. Both Offshore Fund I and Offshore Fund II have substantially similar, though not identical, investment objectives, policies and strategies as those of the Fund. With respect to Offshore Fund I, the period shown reflects the period for which the portfolio manager was primarily responsible for the day-to-day management of the portfolio of Offshore Fund I. During the period shown for Offshore Fund I, the size of the fund ranged from approximately $45 million to $95 million and during the period shown solely for Offshore Fund II, the size of the fund ranged from approximately $8 million to $10 million. During the period shown for the Composite, the size of the Composite ranged from approximately $10 million to $18.5 million.

     The Morgan Stanley Capital International All Country Asia Free Ex-Japan Index is a widely recognized market index of Asian country equity issues. The index is composed of a sample of companies from the following ten countries:
Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, Philippines, Singapore, Sri Lanka and Thailand. Constituent stocks are selected for the index on the basis of industry representation, liquidity and sufficient float. The index is unmanaged and accordingly, does not reflect the effect of operating expenses, including advisory fees, transaction costs and other expenses but does reflect reinvestment of dividends.

     The performance data shown below should be read in conjunction with the information in 'General' that follows:

                                                                                                                  AVERAGE
                                                                                                                   ANNUAL
                                                                                  1/1/95-       TOTAL RETURN    TOTAL RETURN
                                            1/1/92-     1/1/93-     1/1/94-       2/28/95         1/1/92-         1/1/92-
                                            12/31/92    12/31/93    12/31/94    (ANNUALIZED)      2/28/95         2/28/95
                                            --------    --------    --------    ------------    ------------    ------------

Offshore Fund I..........................     29.50%      95.05%     (13.55)%       (5.47)%        106.42%          25.72%
Morgan Stanley Capital International All
  Country Asia Free Ex-Japan Index.......     21.80      103.39      (16.94)       (15.55)         100.05           24.48

                                                          FOR THE QUARTER ENDING:
                                                      ------------------------------
                                                      9/30/95    12/31/95    3/31/96
                                                      -------    --------    -------
Offshore Fund II...................................     2.12%      3.23%      10.19%
Morgan Stanley Capital International All Country
  Asia Free Ex-Japan Index.........................     1.19       0.80        9.74

                                                      FOR THE QUARTER   TOTAL RETURN
                                                            ENDING          SINCE
                                                      ------------------
                                                      6/30/96    9/30/96    9/1/95*
                                                      -------    -------    -------
Composite..........................................   (2.22)%    (1.76)%    11.58%
Morgan Stanley Capital International All Country
  Asia Free Ex-Japan Index.........................     .91      (2.94)      9.64

--------------
* This figure is a weighted-average figure, representing, for the period from September 1, 1995 to April 30, 1996, total return of Offshore Fund II, and for the period May 1, 1996 to September 30, 1996, for the Composite.


     General. The performance results shown above are based on total returns reflecting realized and unrealized gains and losses and income, including that derived from cash positions. Returns are calculated monthly for Offshore Fund I, Offshore Fund II and the Retail Asia Growth Fund and are compounded monthly. The investment results are time-weighted on a daily basis and market-weighted based on market values determined as of the first business day of each month. The performance results are net of transaction costs and advisory and other fees incurred and reflect reinvestment of dividends and capital gains distributions, if any.

     The performance results shown above are not performance results for the Asia Growth Fund, which has recently commenced investment operations. The results shown above should not be deemed to be indicative of future results for the Asia Growth Fund owing to differences in brokerage commissions and dealer spreads, expenses, including investment advisory fees, the size of positions taken in relation to fund size, timing of purchases and sales and market conditions at the time of a transaction, timing of cash flows and availability of cash for new investments.

     Although substantially similar, the investment objectives, policies and strategies for Offshore Fund I and Offshore Fund II differ in certain respects from those of the Asia Growth Fund. In addition, such accounts were and are managed without regard to certain tax requirements applicable to U.S. registered investment companies that limit the proportions of short-term gains that such companies may realize to maintain their tax status. See 'Dividends, Distributions and Taxes.' Accordingly, the performance results shown above and that of the Asia Growth Fund are expected to differ.

                SALOMON BROTHERS INSTITUTIONAL INVESTMENT SERIES
                              7 WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                                 (800) SALOMON
                                 (800) 725-6666


                    SUPPLEMENT DATED NOVEMBER 4, 1996 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 1996


     This Supplement to the Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by a Prospectus of the Funds. The following supplements the information contained in the Registrant's Statement of Additional Information dated April 29, 1996.


     The 'Financial Statements' section is supplemented for the Salomon Brothers Institutional High Yield Bond Fund (the 'High Yield Bond Fund'), the Salomon Brothers Institutional Asia Growth Fund (the 'Asia Growth Fund') and the Salomon Brothers Institutional Money Market Fund with the following information. Financial statements are not presented for the Salomon Brothers Institutional Emerging Markets Debt Fund since it has not yet commenced investment operations.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)
SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND
--------------------------------------------------------------------------------



PRINCIPAL                                                                       INTEREST    MATURITY      VALUE
 AMOUNT                               DESCRIPTION                                 RATE        DATE      (NOTE 1A)
--------   ------------------------------------------------------------------   --------    --------    ----------

           CORPORATE BONDS -- 91.8%
           BASIC INDUSTRIES -- 22.4%
$100,000   Algoma Steel......................................................     12.375%   07/15/05    $  100,250
 100,000   Alvey Systems.....................................................     11.375    01/31/03       103,000
 100,000   Florida Coast.....................................................     12.750    06/01/03       105,500
 100,000   Four M............................................................     12.000    06/01/06       103,000
 100,000   Harris Chemical...................................................     10.250    07/15/01       100,000
 100,000   Mesa Operating....................................................     10.625    07/01/06       104,500
 100,000   Norcal Waste Systems*.............................................     12.750    11/15/05       105,750
 100,000   Renco Metals......................................................     11.500    07/01/03       105,250
 100,000   Stone Container...................................................     10.750    10/01/02       103,250
                                                                                                        ----------
                                                                                                           930,500
                                                                                                        ----------
           CONSUMER CYCLICALS -- 7.1%
 125,000   Apparel Retailer
             (Zero coupon until 08/15/98, 12.75% thereafter)(a)..............     12.287    08/15/05        98,125
 100,000   Hills Stores......................................................     12.500    07/01/03        93,625
 100,000   Wyndham Hotel.....................................................     10.500    05/15/06       102,500
                                                                                                        ----------
                                                                                                           294,250
                                                                                                        ----------
           CONSUMER NON-CYCLICALS -- 31.3%
 100,000   Argosy Gaming.....................................................     13.250    06/01/04        96,000
 100,000   Berry Plastics....................................................     12.250    04/15/04       108,000
 200,000   Carr-Gottstein Foods..............................................     12.000    11/15/05       206,000
 100,000   Cinemark USA......................................................      9.625    08/01/08        99,500
 100,000   Harvey Casino.....................................................     10.625    06/01/06       103,500
 100,000   Majestic Star Casino..............................................     12.750    05/15/03       107,500
 100,000   Penn Traffic......................................................      9.625    04/15/05        70,000
 100,000   Remington Product.................................................     11.000    05/15/06       101,000
 200,000   Revlon Consumer Products..........................................     10.500    02/15/03       206,500
 100,000   Smiths Food & Drug................................................     11.250    05/15/07       104,500
 100,000   Trump Atlantic City...............................................     11.250    05/01/06        95,500
                                                                                                        ----------
                                                                                                         1,298,000
                                                                                                        ----------
           ENERGY -- 2.5%
 100,000   Cliffs Drilling...................................................     10.250    05/15/03       101,750
                                                                                                        ----------
           FINANCIAL SERVICES -- 2.4%
 100,000   HMH Properties....................................................      9.500    05/15/05        97,500
                                                                                                        ----------
           HEALTH CARE -- 4.9%
 100,000   Maxxim Medical....................................................     10.500    08/01/06       102,000
 100,000   Paracelsus Healthcare.............................................     10.000    08/15/06       101,000
                                                                                                        ----------
                                                                                                           203,000
                                                                                                        ----------


                See accompanying notes to financial statements.
                                       6

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)
SALOMON BROTHERS INSTITUTIONAL HIGH YIELD BOND FUND (CONCLUDED)
--------------------------------------------------------------------------------



PRINCIPAL                                                                       INTEREST    MATURITY      VALUE
 AMOUNT                               DESCRIPTION                                 RATE        DATE      (NOTE 1A)
--------   ------------------------------------------------------------------   --------    --------    ----------
           MEDIA -- 11.7%
$100,000   Cablevision Systems...............................................     10.500%   05/15/16    $   98,000
 150,000   Diamond Cable
             (Zero Coupon until 12/15/00, 11.75% thereafter)(a)..............     11.696    12/15/05        94,500
 100,000   Hollinger International Publishing................................      9.250    02/01/06        94,000
 150,000   Marcus Cable
             (Zero Coupon until 12/15/00, 14.125% thereafter)(a).............     13.316    12/15/05        94,500
 100,000   SFX Broadcasting..................................................     10.750    05/15/06       102,750
                                                                                                        ----------
                                                                                                           483,750
                                                                                                        ----------
           TECHNOLOGY -- 5.0%
 100,000   Talley Manufacturing & Technology.................................     10.750    10/15/03       104,125
 100,000   UNC...............................................................     11.000    06/01/06       104,000
                                                                                                        ----------
                                                                                                           208,125
                                                                                                        ----------
           TELECOMMUNICATIONS & UTILITIES -- 4.5%
 150,000   International CableTel
             (Zero Coupon until 02/01/01, 11.50% thereafter)(a)..............     11.804    02/01/06        88,500
 100,000   Western Wireless..................................................     10.500    06/01/06       100,000
                                                                                                        ----------
                                                                                                           188,500
                                                                                                        ----------
           TOTAL CORPORATE BONDS
               (cost $3,769,347)....................................................................     3,805,375
                                                                                                        ----------
           CONVERTIBLE CORPORATE BONDS -- 2.2%
           TECHNOLOGY -- 2.2%
 100,000   VLSI Technology (cost $91,397)....................................      8.250    10/01/05        90,750
                                                                                                        ----------
           TOTAL INVESTMENTS -- 94.0%
               (cost $3,860,744)....................................................................     3,896,125
           Other assets in excess of liabilities -- 6.0%............................................       250,404
                                                                                                        ----------
           NET ASSETS -- 100.0%.....................................................................    $4,146,529
                                                                                                        ----------
                                                                                                        ----------



  * Interest rate shown reflects current rate on instrument with variable rate or step coupon rate.

 (a) Zero or step coupon bond. Interest rate shown reflects yield to maturity on date of purchase.


                See accompanying notes to financial statements.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)
SALOMON BROTHERS INSTITUTIONAL ASIA GROWTH FUND
--------------------------------------------------------------------------------



                                                                                                         VALUE
 SHARES                                           DESCRIPTION                                          (NOTE 1A)
---------   ----------------------------------------------------------------------------------------   ----------

            COMMON STOCKS -- 90.1%
            HONG KONG -- 27.5%
   15,000   Asia Satellite Telecommunications Holdings*.............................................   $   39,282
    7,200   Bank of East Asia.......................................................................       26,118
   13,000   Cheung Kong Holdings....................................................................       91,206
   13,000   Cheung Kong Infrastructure*.............................................................       21,267
   20,000   China Resources Enterprises.............................................................       17,976
   10,000   Citic Pacific...........................................................................       43,970
   65,000   Guangdong Investment....................................................................       46,654
   45,800   HKR International.......................................................................       57,750
   27,600   Hong Kong Land Holdings.................................................................       62,652
   20,800   Hong Kong Telecommunications............................................................       34,835
    6,600   HSBC Holdings...........................................................................      113,948
   12,000   Hutchison Whampoa.......................................................................       72,628
   10,000   New World Development...................................................................       48,497
  216,000   Shanghai Petrochemical..................................................................       55,868
    6,000   Swire Pacific...........................................................................       53,346
                                                                                                       ----------
                                                                                                          785,997
                                                                                                       ----------
            INDIA -- 7.1%
   13,500   Arvind Mills -- GDR.....................................................................       52,650
    4,300   Ashok Leyland -- GDR*...................................................................       47,837
      900   Larsen & Toubro -- GDR..................................................................       13,680
    5,000   Mahindra & Mahindra -- GDR*.............................................................       54,375
    3,000   Reliance Industries -- GDR..............................................................       33,750
                                                                                                       ----------
                                                                                                          202,292
                                                                                                       ----------
            INDONESIA -- 4.7%
   20,000   Lippo Karawaci(a).......................................................................       25,619
    3,000   PT Hm Sampoerna(a)......................................................................       28,886
   30,000   PT Inti Indorayon Utama*(a).............................................................       25,939
   44,000   PT Lippo Life Insurance(a)..............................................................       37,575
   11,000   PT Telekomunikasion*(a).................................................................       15,500
                                                                                                       ----------
                                                                                                          133,519
                                                                                                       ----------
            KOREA -- 5.4%
    1,050   Deasung Industrial......................................................................       75,105
       57   Deasung Industrial (New Shares).........................................................        4,077
    6,300   Hanwha Chemical.........................................................................       63,827
      600   LG Electronics..........................................................................       11,205
                                                                                                       ----------
                                                                                                          154,214
                                                                                                       ----------


                See accompanying notes to financial statements.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)
SALOMON BROTHERS INSTITUTIONAL ASIA GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                         VALUE
 SHARES                                           DESCRIPTION                                          (NOTE 1A)
---------   ----------------------------------------------------------------------------------------   ----------
            MALAYSIA -- 13.6%
    6,000   Arab Malaysia...........................................................................   $   24,546
   19,000   Bolton Properties.......................................................................       28,958
   11,000   DCB Holdings............................................................................       33,530
   22,000   Industrial Oxygen.......................................................................       32,295
    8,000   Kian Joo Can Factory....................................................................       47,487
    3,000   Malakoff................................................................................       13,837
    3,400   Malayan Banking.........................................................................       32,319
    9,000   Malaysia Assurance Alliance.............................................................       49,453
   12,000   Malaysian Airline System................................................................       35,856
   22,000   MBF Capital.............................................................................       31,412
   18,000   Tan Chong Motor Holdings................................................................       31,909
    4,000   United Engineers........................................................................       28,396
                                                                                                       ----------
                                                                                                          389,998
                                                                                                       ----------
            PAKISTAN -- 1.3%
    4,200   Pakistan State Oil*.....................................................................       39,068
                                                                                                       ----------
            PHILIPPINES -- 2.8%
   30,000   Ayala Land, Series B....................................................................       38,366
   40,000   Belle*..................................................................................       10,689
   60,000   Universal Robina........................................................................       30,349
                                                                                                       ----------
                                                                                                           79,404
                                                                                                       ----------
            SINGAPORE -- 11.8%
    3,900   Cerebos Pacific.........................................................................       32,426
    6,700   Cycle & Carriage........................................................................       64,277
   12,500   Hong Leong Finance(a)...................................................................       42,105
    4,300   Jardine Matheson Holdings...............................................................       27,090
    9,000   Sembawang...............................................................................       41,572
    1,500   Singapore Press Holdings(a).............................................................       26,009
    2,500   United Overseas Bank....................................................................       23,984
   37,000   Wing Tai Holdings.......................................................................       79,406
                                                                                                       ----------
                                                                                                          336,869
                                                                                                       ----------
            SRI LANKA -- 0.7%
   90,000   Asia Capital*...........................................................................       12,545
   15,500   United Motors Lanka.....................................................................        8,503
                                                                                                       ----------
                                                                                                           21,048
                                                                                                       ----------
            TAIWAN -- 4.5%
    7,000   Cathay Life Insurance...................................................................       42,814
   13,000   Formosa Plastics........................................................................       27,451
   10,000   International Commercial Bank China.....................................................       30,946
   20,000   Yang Ming Marine Transport..............................................................       27,669
                                                                                                       ----------
                                                                                                          128,880
                                                                                                       ----------


                See accompanying notes to financial statements.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)
SALOMON BROTHERS INSTITUTIONAL ASIA GROWTH FUND (CONCLUDED)
--------------------------------------------------------------------------------



                                                                                                         VALUE
 SHARES                                           DESCRIPTION                                          (NOTE 1A)
---------   ----------------------------------------------------------------------------------------   ----------
            THAILAND -- 10.7%
   10,250   Bangkok Bank............................................................................   $   88,303
    6,600   Dhana Siam Finance......................................................................       29,472
    9,000   Property Perfect(a).....................................................................       35,388
   16,500   Siam City Bank..........................................................................       29,016
   11,900   Thai Farmers Bank.......................................................................       81,355
   24,300   Thai Telephone & Telecommunications*(a).................................................       43,213
                                                                                                       ----------
                                                                                                          306,747
                                                                                                       ----------
            TOTAL COMMON STOCKS
              (cost $2,750,438).....................................................................    2,578,036
                                                                                                       ----------
            WARRANTS -- 1.7%
  290,000   Henderson Investment Call Warrants (expiring 02/17/97)..................................       10,126
   66,000   Peregrine Investment Holdings Warrants (expiring 05/15/98)..............................       10,755
   22,500   PT Indah Kiat Pulp & Paper Warrants (expiring 04/13/01).................................        9,247
   60,000   Swire Pacific A Call Warrants (expiring 05/30/97).......................................       12,260
    2,000   Thai Basket Warrants (expiring 11/19/96)................................................          387
   65,000   New World Development Warrants (expiring 04/29/97)......................................        6,220
                                                                                                       ----------
            TOTAL WARRANTS
              (cost $55,177)........................................................................       48,995
                                                                                                       ----------

CONTRACTS   PURCHASED OPTIONS -- 0.7%
---------
                                                                                                           12,841
      211   Hang Seng Index Call (expiring 12/30/96, exercise price HKD 11,541).....................
                                                                                                            5,897
        4   Hang Seng Index Put (expiring 12/06/96, exercise price HKD 10,600)......................
                                                                                                       ----------
            TOTAL PURCHASED OPTIONS
              (cost $19,003)........................................................................       18,738
                                                                                                       ----------
            TOTAL INVESTMENTS -- 92.5%
              (cost $2,824,618).....................................................................    2,645,769
            Other assets in excess of liabilities -- 7.5%...........................................      215,575
                                                                                                       ----------
            NET ASSETS -- 100.0%....................................................................   $2,861,344
                                                                                                       ----------
                                                                                                       ----------



  * Non-income producing security.
 (a) Foreign Shares

Abbreviations used in this statement:

GDR -- Global Depository Receipt
HKD -- Hong Kong Dollar


                See accompanying notes to financial statements.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 1996 (UNAUDITED)
--------------------------------------------------------------------------------



                                                                                         HIGH YIELD    ASIA GROWTH
                                                                                         BOND FUND        FUND
                                                                                         ----------    -----------

ASSETS:
     Investments, at value (Note A)...................................................   $3,896,125    $2,645,769
     Cash and foreign currency........................................................      156,246       182,792
     Receivable for securities sold...................................................       --           141,161
     Interest and dividends receivable................................................       91,987         2,206
     Receivable from investment advisor...............................................       83,409        85,596
     Deferred organization expense....................................................       54,226        67,972
                                                                                         ----------    -----------
          Total assets................................................................    4,281,993     3,125,496
                                                                                         ----------    -----------
                                                                                         ----------    -----------
LIABILITIES:
  Payable for:
     Securities purchased.............................................................       --           107,965
     Organization fees................................................................       52,651        68,608
     Accrued expenses.................................................................       82,813        87,579
                                                                                         ----------    -----------
          Total liabilities...........................................................      135,464       264,152
                                                                                         ----------    -----------
NET ASSETS............................................................................   $4,146,529    $2,861,344
                                                                                         ----------    -----------
                                                                                         ----------    -----------
NET ASSETS CONSIST OF:
     Paid-in capital..................................................................   $4,034,661    $3,033,340
     Undistributed net investment income..............................................       75,562        12,554
     Accumulated net realized gain (loss) on investments, options and foreign currency
      transactions....................................................................          925       (17,990 )
     Net unrealized appreciation (depreciation) on investments, options and other
      assets..........................................................................       35,381      (166,560 )
                                                                                         ----------    -----------
NET ASSETS............................................................................   $4,146,529    $2,861,344
                                                                                         ----------    -----------
                                                                                         ----------    -----------
SHARES OUTSTANDING....................................................................      399,750       305,254
                                                                                         ----------    -----------
                                                                                         ----------    -----------
NET ASSET VALUE PER SHARE.............................................................   $    10.37    $     9.37
                                                                                         ----------    -----------
                                                                                         ----------    -----------
Note A: Cost of investments...........................................................   $3,860,744    $2,824,618
                                                                                         ----------    -----------
                                                                                         ----------    -----------


                See accompanying notes to financial statements.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED AUGUST 31, 1996(A)(B) (UNAUDITED)
--------------------------------------------------------------------------------



                                                                                            HIGH
                                                                                            YIELD      ASIA GROWTH
                                                                                          BOND FUND       FUND
                                                                                          ---------    -----------

INCOME:
     Interest..........................................................................   $ 80,158      $   5,113
     Dividends (Note A)................................................................      --            16,349
                                                                                          ---------    -----------
                                                                                            80,158         21,462
EXPENSES:
     Management fee....................................................................      4,179          6,681
     Custody, administration and shareholder servicing fees............................     77,630         80,222
     Registration and filing fees......................................................     12,961         14,098
     Audit and tax return preparation fees.............................................      7,518          8,176
     Legal.............................................................................      3,758          4,088
     Amortization of organization expenses.............................................      3,442          4,696
     Printing..........................................................................      1,503          1,635
     Directors' fees and expenses......................................................      1,316          1,431
     Other.............................................................................        752            817
                                                                                          ---------    -----------
                                                                                           113,059        121,844
     Management fee waived and expenses absorbed by investment advisor.................    (87,588 )      (92,277)
     Credits earned on cash balances, and fees waived by custodian.....................    (20,875 )      (20,659)
                                                                                          ---------    -----------
     Net expenses......................................................................      4,596          8,908
                                                                                          ---------    -----------
NET INVESTMENT INCOME..................................................................     75,562         12,554
                                                                                          ---------    -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
     Investments.......................................................................        925        (15,716)
     Options written...................................................................      --               172
     Foreign currency transactions.....................................................      --            (2,446)
                                                                                          ---------    -----------
                                                                                               925        (17,990)
                                                                                          ---------    -----------
  Net change in unrealized appreciation (depreciation) on:
     Investments.......................................................................     35,381       (178,849)
     Foreign currency transactions and other assets....................................      --            12,289
                                                                                          ---------    -----------
                                                                                            35,381       (166,560)
                                                                                          ---------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................................     36,306       (184,550)
                                                                                          ---------    -----------
                                                                                          ---------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................   $111,868      $(171,996)
                                                                                          ---------    -----------
                                                                                          ---------    -----------
Note A: Net of foreign withholding tax of..............................................   $  --         $   1,348
                                                                                          ---------    -----------
                                                                                          ---------    -----------



------------

(a) The High Yield Bond Fund's commencement of investment operations was May 15, 1996.

(b) The  Asia Growth  Fund's commencement  of investment  operations was  May 6,
    1996.


                See accompanying notes to financial statements.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED AUGUST 31, 1996(A)(B) (UNAUDITED)
--------------------------------------------------------------------------------



                                                                                        HIGH YIELD     ASIA GROWTH
                                                                                         BOND FUND        FUND
                                                                                        -----------    -----------

OPERATIONS:
     Net investment income...........................................................   $    75,562    $   12,554
     Net realized gain (loss) on investments, options, and foreign currency
      transactions...................................................................           925       (17,990 )
     Net change in unrealized appreciation (depreciation) on investments, foreign
      currency transactions and other assets.........................................        35,381      (166,560 )
                                                                                        -----------    -----------
     Net increase (decrease) in net assets resulting from operations.................       111,868      (171,996 )
                                                                                        -----------    -----------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from sales of shares...................................................     5,005,307     3,000,000
     Payment for redemption of shares................................................    (1,003,976)       --
                                                                                        -----------    -----------
     Change in net assets resulting from capital share transactions..................     4,001,331     3,000,000
                                                                                        -----------    -----------
NET INCREASE IN NET ASSETS...........................................................     4,113,199     2,828,004
                                                                                        -----------    -----------
NET ASSETS:
     Beginning of period.............................................................        33,330        33,340
                                                                                        -----------    -----------
     End of period (including undistributed net investment income of $75,562 and
      $12,554, respectively).........................................................   $ 4,146,529    $2,861,344
                                                                                        -----------    -----------
                                                                                        -----------    -----------



------------
(a) The High Yield Bond Fund's commencement of investment operations was May 15, 1996.

(b) The Asia  Growth Fund's  commencement of  investment operations  was May  6,
    1996.


                See accompanying notes to financial statements.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Salomon Brothers Institutional High Yield Bond Fund (the 'High Yield Bond Fund'), Salomon Brothers Institutional Asia Growth Fund (the 'Asia Growth Fund') and Salomon Brothers Institutional Emerging Markets Debt Fund (the 'Emerging Markets Debt Fund') are portfolios of the Salomon Brothers Institutional Series Funds Inc (the 'Institutional Series'). The High Yield Bond Fund and the Asia Growth Fund (each, a 'Fund' and collectively, the 'Funds') are included in this report. The Emerging Markets Debt Fund has not commenced investment operations and is therefore not included in this report. The Institutional Series is an open-end investment company incorporated in Maryland on January 19, 1996. Each Fund has a specific investment objective: the High Yield Bond Fund's objective is to maximize total return by investing primarily in a portfolio of high yield fixed-income securities that offer a yield above that generally available on debt securities in the four highest rating categories of the recognized rating services; the Asia Growth Fund's objective is to seek long-term capital appreciation.

The following is a summary of significant accounting policies followed by the Institutional Series in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ('GAAP'). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.

     (A) INVESTMENT VALUATION. Portfolio securities listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. Debt securities are valued by using either market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Publicly traded sovereign bonds are typically traded internationally on the over-the-counter market and are valued at the mean of the last current bid and asked price as of the close of business of that market. Short-term securities with less than 60 days remaining to maturity when acquired by a Fund will be valued at amortized cost which approximates market value. If a Fund acquires such securities with more than 60 days remaining to maturity, they will be valued at current market value (using the bid price), until the 60th day prior to maturity, and will then be valued on an amortized cost basis.

     Prior governmental approval for foreign investments may be required under certain circumstances in some emerging countries, and the extent of foreign investment in domestic companies may be subject to limitation in other emerging countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging countries to prevent, among other things, violation of foreign investment limitations. As a result, an additional class of shares (identified as 'Foreign Shares' in the Portfolio of Investments) may be created and offered for investment by such companies. The 'local' and 'foreign' shares' market values may differ.

     Foreign securities quoted in a foreign currency are translated into U.S. dollars using exchange rates at 2:30 p.m. Eastern time (12:30 p.m. for the Asia Growth Fund), or at such other rates as Salomon Brothers Asset Management ('SBAM') may determine to be appropriate in computing net asset value.

     Securities for which reliable quotations or prices from pricing services are not readily available (as may be the case for securities of limited marketability) and all other assets are valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Directors.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


     (B) OPTION CONTRACTS. When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option. When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund exercises an option or enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium received reduces the cost of the security that the Fund purchased upon exercise of the option.

     (C) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is each Fund's policy that the Fund take possession, through its custodian, of the underlying collateral and monitor the collateral's value at the time the agreement is entered into and on a daily basis during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     (D) FOREIGN CURRENCY TRANSLATION. The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

     (E) FORWARD FOREIGN CURRENCY CONTRACTS. Each Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the value of portfolio securities. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

     (F) FEDERAL INCOME TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of its income, including any net realized gains, to shareholders. Therefore, no Federal income tax or excise tax provision is required.

     (G) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Each Fund will declare dividends from net investment income annually. Distributions of net realized gains to shareholders of each Fund, if any, are declared at least annually. Dividends and distributions to shareholders of each Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP primarily due to differences in the treatment of foreign currency gains/losses, deferral of wash sales, and post-October losses incurred by each

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


     Fund. Permanent book/tax differences are reclassified within the capital accounts based on their federal income tax basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and distributions in excess of net realized capital gains.

     (H) EXPENSES. Direct expenses are charged to the Fund that incurred them, and general expenses of the Institutional Series are allocated to the Funds based on each Fund's relative net assets.

     (I) ORGANIZATIONAL COSTS. Certain costs incurred in connection with each Fund's organization have been deferred and are being amortized by the Funds over a 60 month period from the date each Fund commenced investment operations.

     (J) OTHER. Investment transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date or on a when-known basis. Interest income, including the accretion of discounts or amortization of premiums, is recognized when earned. Gains or losses on sales of securities are calculated for financial accounting and Federal income tax purposes on the identified cost basis.

2. MANAGEMENT FEE AND OTHER AGREEMENTS

Each Fund retains SBAM, an indirect wholly owned subsidiary of Salomon Inc, to act as investment manager of each Fund, subject to the supervision by the Board of Directors of the Institutional Series. Among other things, SBAM furnishes the Funds with office space and certain services and facilities required for conducting the business of the Funds, and pays the compensation of its officers. The management fee for these services for each Fund is payable monthly and is based on the following annual percentages of each Funds' average daily net assets: .50% for the High Yield Bond Fund and .75% for the Asia Growth Fund. SBAM has retained Salomon Brothers Asset Management Asia Pacific Limited ('SBAM AP'), an affiliate of SBAM, to act as sub-advisor to the Asia Growth Fund. SBAM AP is compensated by SBAM at no additional expense to the Asia Growth Fund. Salomon Brothers Asset Management Limited ('SBAM Limited'), an affiliate of SBAM, provides certain administrative services to the Asia Growth Fund. For such administrative services, SBAM Limited is compensated by SBAM at no additional expense to the Asia Growth Fund.

If in any fiscal year total expenses of any Fund, excluding taxes, interest, brokerage and extraordinary expenses, but including the management fee, exceed the most stringent expense limitation imposed by state securities regulations applicable to each Fund, SBAM will pay or reimburse the Funds for the excess. Currently, this limitation on an annual basis is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million of average daily net assets and 1.5% of average daily net assets in excess of $100 million. For the period ended August 31, 1996, there was no such reimbursement. However, SBAM has voluntarily agreed to waive its management fees and absorb a portion of expenses to the extent that each Fund's operating expense ratio exceeds, on an annual basis, .55% and 1.00% of average daily net assets for the High Yield Bond Fund and Asia Growth Fund, respectivley. For the period ended August 31, 1996, SBAM waived management fees of $4,179 and $6,681 for the High Yield Bond Fund and Asia Growth Fund, respectively, and voluntarily absorbed expenses of $83,409 and $85,596 for the High Yield Bond Fund and Asia Growth Fund, respectively.

Investors Bank & Trust Company ('IBT') serves as custodian, transfer agent and administrator for each Fund, which includes performing certain administrative services in connection with the operation of each Fund. IBT has agreed to waive a portion of its custody fees until October 31, 1996. In addition, a credit is earned on outstanding cash balances held by the custodian during

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


each billing period. During the period ended August 31, 1996, fees of $20,000 were waived by IBT for each Fund and credits of $875 and $659 were earned on outstanding cash balances for the High Yield Bond Fund and the Asia Growth Fund, respectively.

3. CAPITAL STOCK

At August 31, 1996, the Institutional Series had 10,000,000,000 shares of authorized capital stock, par value $.001 per share. Transactions in Fund shares for the period ended August 31, 1996 were as follows:

                                                                       HIGH
                                                                       YIELD         ASIA
                                                                     BOND FUND    GROWTH FUND
                                                                     ---------    -----------
Shares sold.......................................................    495,821       301,920
Shares redeemed...................................................    (99,404)       --
                                                                     ---------    -----------
Net increase......................................................    396,417       301,920
                                                                     ---------    -----------
                                                                     ---------    -----------



At August 31, 1996, SBAM owned approximately 1% of total shares outstanding of each of the Funds.

4. PORTFOLIO ACTIVITY

Cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the period ended August 31, 1996, were as follows:

                                                                     PURCHASES       SALES
                                                                     ----------    ----------

High Yield Bond...................................................   $3,957,554    $  100,925
                                                                     ----------    ----------
                                                                     ----------    ----------
Asia Growth.......................................................   $4,082,851    $1,265,665
                                                                     ----------    ----------
                                                                     ----------    ----------



At August 31, 1996, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held in each Fund were as follows:

                                                               GROSS            GROSS         NET UNREALIZED
                                              AGGREGATE      UNREALIZED       UNREALIZED       APPRECIATION
                                                 COST       APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                              ----------    ------------    --------------    --------------

High Yield Bond Fund.......................   $3,860,744      $ 58,612        $  (23,231)       $   35,381
Asia Growth Fund...........................   $2,824,618      $ 66,173        $ (245,022)       $ (178,849)



Transactions in options written for the Asia Growth Fund during the period ended August 31, 1996 were as follows:

                                                                         NUMBER OF    PREMIUMS
                                                                         CONTRACTS    RECEIVED
                                                                         ---------    --------

Options written.......................................................    (14,000)    $(2,344 )
Options terminated in closing purchase transactions...................     14,000       2,344
                                                                         ---------    --------
Options outstanding at August 31, 1996................................      --          --
                                                                         ---------    --------
                                                                         ---------    --------



5. PORTFOLIO INVESTMENT RISKS

CREDIT AND MARKET RISK. Funds that invest in high yield instruments are subject to certain credit and market risks. The yields of high yield debt obligations reflect, among other things, perceived credit risk. The Funds' investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------



disruptive effects on the market prices of investments held by the Funds. The Funds' investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK. Both Funds may enter into forward foreign currency contracts ('forward contracts') to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The High Yield Bond Fund may invest in instruments whose values and interest rates may be linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. A risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
FINANCIAL HIGHLIGHTS
PERIOD ENDED AUGUST 31, 1996(A)(B) (UNAUDITED)



SELECTED DATA PER SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD:
--------------------------------------------------------------------------------

                                                                                      HIGH
                                                                                      YIELD          ASIA GROWTH
                                                                                    BOND FUND           FUND
                                                                                    ---------        -----------

Net asset value, beginning of period.............................................    $ 10.00           $ 10.00
                                                                                    ---------        -----------
     Net investment income.......................................................       0.19              0.04
     Net gain (loss) on investments (both realized and unrealized)...............       0.18             (0.67)
                                                                                    ---------        -----------
          Total from investment operations.......................................       0.37             (0.63)
                                                                                    ---------        -----------
Net asset value, end of period...................................................    $ 10.37           $  9.37
                                                                                    ---------        -----------
                                                                                    ---------        -----------
Net assets, end of period (thousands)............................................    $ 4,147           $ 2,861
Total return*....................................................................       +3.7%             -6.3%
Ratios to average net assets:
     Expenses....................................................................       0.55%**           1.00%**
     Net investment income.......................................................       9.02%**           1.41%**
Portfolio turnover rate..........................................................          4%               47%
Average Broker Commisssion Rate..................................................        N/A           $0.0069
Before waiver of management fee, expenses absorbed by SBAM and credits earned from and fees waived by the custodian, net investment loss per share and expense ratios would have been:
     Net investment loss per share...............................................     ($0.08)           ($0.33)
     Expense ratio...............................................................      13.50%**          13.65%**



------------
 (a) The High Yield Bond Fund's commencement of investment operations was May 15, 1996.

 (b) The Asia Growth  Fund's commencement  of investment operations  was May  6,
     1996.

  * Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period reported. Total return calculated for a period of less than one year is not annualized.

 ** Annualized.


                See accompanying notes to financial statements.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
PORTFOLIO OF INVESTMENTS
JUNE 30, 1995 (UNAUDITED)
SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND (CONCLUDED)
--------------------------------------------------------------------------------



                                                                             YIELD TO
                                                                             MATURITY
PRINCIPAL                                                                   ON DATE OF    MATURITY       VALUE
 AMOUNT                              DESCRIPTION                             PURCHASE       DATE       (NOTE 1A)
---------   -------------------------------------------------------------   ----------    --------    -----------

            COMMERCIAL PAPER -- 25.4%
            AUTO -- CARS -- 2.5%
$ 250,000   Ford Motor Credit............................................      5.280%     07/22/96    $   249,230
                                                                                                      -----------
            BANKS -- 1.7%
  175,000   J. P. Morgan.................................................      5.250      07/26/96        174,362
                                                                                                      -----------
            COMPUTER SYSTEMS -- 2.5%
  250,000   IBM Credit...................................................      5.280      07/19/96        249,340
                                                                                                      -----------
            FINANCE COMPANIES -- 4.2%
  250,000   General Electric Capital.....................................      5.270      08/19/96        248,207
  175,000   Transamerica Finance.........................................      5.350      07/22/96        174,454
                                                                                                      -----------
                                                                                                          422,661
                                                                                                      -----------
            FINANCIAL -- BROKERAGE -- 2.4%
  250,000   Goldman Sachs Group..........................................      5.330      07/23/96        249,186
                                                                                                      -----------
            FOODS -- 4.2%
  250,000   Cargill......................................................      5.350      07/08/96        249,740
  175,000   Heinz (H.J.).................................................      5.340      07/24/96        174,403
                                                                                                      -----------
                                                                                                          424,143
                                                                                                      -----------
            MERCHANDISING -- 5.4%
  175,000   Penney (J.C.) Funding........................................      5.270      07/26/96        174,360
  175,000   Penney (J.C.) Funding........................................      5.340      07/31/96        174,221
  200,000   Toys 'R' Us..................................................      5.330      07/08/96        199,793
                                                                                                      -----------
                                                                                                          548,374
                                                                                                      -----------
            UTILITIES -- COMMUNICATIONS -- 2.5%
  250,000   Bell Atlantic Financial Services.............................      5.320      07/09/96        249,704
                                                                                                      -----------
            TOTAL COMMERCIAL PAPER (cost $2,567,000)..............................................      2,567,000
                                                                                                      -----------
            U.S. GOVERNMENT AGENCY -- 74.8%
2,935,000   Federal Farm Credit Bank.....................................      5.260      07/24/96      2,925,136
1,270,000   Federal Home Loan Mortgage Corporation.......................      5.260      07/15/96      1,266,341
1,300,000   Federal Home Loan Mortgage Corporation.......................      5.270      07/15/96      1,298,397
2,065,000   Federal Home Loan Mortgage Corporation.......................      5.240      07/17/96      2,060,191
                                                                                                      -----------
            TOTAL U.S. GOVERNMENT AGENCY
                (cost $7,550,065).................................................................      7,550,065
                                                                                                      -----------
            TOTAL INVESTMENTS -- 100.2%
                (cost $10,117,065)................................................................     10,117,065
            Liabilities in excess of other assets -- (0.2%).......................................        (17,523)
                                                                                                      -----------
            NET ASSETS -- 100.0%..................................................................    $10,099,542
                                                                                                      -----------
                                                                                                      -----------


                See accompanying notes to financial statements.
                                       20

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------



ASSETS
     Investments, at value (cost $10,117,065)......................................................   $10,117,065
     Cash..........................................................................................        13,883
     Receivable from investment advisor............................................................        18,542
     Receivable for Fund shares sold...............................................................           643
     Interest receivable...........................................................................            19
                                                                                                      -----------
          Total assets.............................................................................    10,150,152
                                                                                                      -----------
LIABILITIES
     Dividend payable..............................................................................        30,016
     Accrued expenses..............................................................................        20,594
                                                                                                      -----------
          Total liabilities........................................................................        50,610
                                                                                                      -----------
NET ASSETS (equivalent to $1.00 per share on 10,099,832 shares of $.001 par value capital stock
  outstanding).....................................................................................   $10,099,542
                                                                                                      -----------
                                                                                                      -----------


                See accompanying notes to financial statements.

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------



INCOME
     Interest........................................................................................    $220,913
EXPENSES
     Management fee........................................................................   $ 5,522
     Custody and administration fees.......................................................    14,227
     Audit and tax return preparation fees.................................................     7,500
     Registration and filing fees..........................................................     6,000
     Printing..............................................................................     4,500
     Legal.................................................................................     2,500
     Directors' fees and expenses..........................................................     1,384
     Shareholder services..................................................................       483
     Other.................................................................................     3,241
                                                                                              -------
                                                                                               45,357
     Management fee waived and expenses absorbed by investment advisor.....................   (24,064)
     Credits earned from custodian on cash balances........................................      (266)     21,027
                                                                                              -------    --------
     Net investment income...........................................................................     199,886
NET REALIZED LOSS ON SECURITIES SOLD.................................................................        (379)
NET INCREASE IN NET ASSETS FROM OPERATIONS...........................................................    $199,507
                                                                                                         --------
                                                                                                         --------


                See accompanying notes to financial statements.
                                       22

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                      SIX MONTHS
                                                                                         ENDED
                                                                                       JUNE 30,       YEAR ENDED
                                                                                         1996        DECEMBER 31,
                                                                                      (UNAUDITED)        1995
                                                                                      -----------    ------------

OPERATIONS
     Net investment income.........................................................   $   199,886    $    744,110
     Net realized gain (loss) on securities sold...................................          (379)          6,443
                                                                                      -----------    ------------
     Net increase in net assets from operations....................................       199,507         750,553
                                                                                      -----------    ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income..........................................      (199,886)       (744,110)
     Distributions from net realized gains.........................................       --                 (959)
                                                                                      -----------    ------------
                                                                                         (199,886)       (745,069)
CAPITAL SHARE TRANSACTIONS
     Proceeds from sales of shares.................................................    15,799,870      79,773,668
     Net asset value of shares issued in reinvestment of dividends.................       108,937         555,617
     Payment for redemption of shares..............................................   (17,234,354)    (96,624,438)
                                                                                      -----------    ------------
     Net decrease in net assets derived from share transactions....................    (1,325,547)    (16,295,153)
                                                                                      -----------    ------------
     Contribution from investment advisor..........................................       --               48,447
                                                                                      -----------    ------------
     Net decrease in net assets....................................................    (1,325,926)    (16,241,222)
NET ASSETS
     Beginning of period...........................................................    11,425,468      27,666,690
                                                                                      -----------    ------------
     End of period.................................................................   $10,099,542    $ 11,425,468
                                                                                      -----------    ------------
                                                                                      -----------    ------------


                See accompanying notes to financial statements.

SALOMON BROTHERS INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA PER SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------



                                                 SIX MONTHS
                                                    ENDED
                                                  JUNE 30,                    YEAR ENDED DECEMBER 31,
                                                    1996        ---------------------------------------------------
                                                 (UNAUDITED)     1995       1994       1993       1992       1991
                                                 -----------    -------    -------    -------    -------    -------

Net asset value, beginning of period..........     $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                                 -----------    -------    -------    -------    -------    -------
Net investment income.........................       0.023'SS'    0.049'SS'  0.036      0.028      0.034      0.054'SS'
Dividends from net investment income..........      (0.023)      (0.049)    (0.036)    (0.028)    (0.034)    (0.054)
                                                 -----------    -------    -------    -------    -------    -------
Net asset value, end of period................     $ 1.000      $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
                                                 -----------    -------    -------    -------    -------    -------
                                                 -----------    -------    -------    -------    -------    -------
Net assets, end of period (thousands).........     $10,100      $11,425    $27,667    $34,120    $50,554    $35,414
Total investment return.......................        +2.4%        +5.0%      +3.6%      +2.9%      +3.4%      +5.5%
Ratios to average net assets:
     Expenses.................................        0.49%*       0.65%      0.45%      0.35%      0.44%      0.54%
     Net investment income....................        4.64%*       4.89%      3.53%      2.83%      3.42%      5.23%



------------
* Annualized.
'SS' Net investment income per share would have been $.020, $.049 and $.052 and the expense ratios to average net assets would have been 1.05%, .70% and .64%, respectively, for the period ended June 30, 1996 and the years ended December 31, 1995 and 1991, before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances.


                See accompanying notes to financial statements.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES



Salomon Brothers Series Funds Inc (the 'Company') was incorporated in Maryland on April 17, 1990 as an open-end management investment company, and currently operates as a series company comprised of ten portfolios: Salomon Brothers Cash Management Fund (the 'Cash Management Fund'), Salomon Brothers New York Municipal Money Market Fund, (the 'New York Municipal Money Fund'), Salomon Brothers Institutional Money Market Fund (the 'Fund'), Salomon Brothers New York Municipal Bond Fund (the 'New York Municipal Bond Fund'), Salomon Brothers National Intermediate Municipal Fund (the 'National Intermediate Municipal Fund'), Salomon Brothers U.S. Government Income Fund (the 'U.S. Government Income Fund'), Salomon Brothers High Yield Bond Fund (the 'High Yield Bond Fund'), Salomon Brothers Strategic Bond Fund (the 'Strategic Bond Fund'), Salomon Brothers Total Return Fund (the 'Total Return Fund'), and Salomon Brothers Asia Growth Fund (the 'Asia Growth Fund'). The Fund is included in this report. The Fund changed its name from Salomon Brothers U.S. Treasury Securities Money Market Fund to its current name on April 29, 1996. Prior to April 29, 1996, the Fund's objective was to seek a high level of current income by investing only in short-term United States government and government agency securities. The Fund's current objective is to seek as high a level of current income as is consistent with liquidity and the stability of principal. The Cash Management Fund, New York Municipal Money Fund, New York Municipal Bond Fund, National Intermediate Municipal Fund, U.S. Government Income Fund, High Yield Bond Fund, Strategic Bond Fund, Total Return Fund, and Asia Growth Fund are reported in separate reports and are not included herein.



Following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles ('GAAP'). The preparation of financial statements in accordance with GAAP requires management to make estimates of certain reported amounts in the financial statements. Actual amounts could differ from those estimates.



     (A) SECURITIES VALUATION. Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value and does not include unrealized gains or losses.



     (B) FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its income, including any net realized gains, to shareholders. Therefore, no Federal income tax or excise tax provision is required.



     (C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends on the shares of the Fund are declared each business day to shareholders of record at twelve noon (New York time) on that day, and paid on the last business day of the month. Distributions of net realized gains to shareholders, if any, are declared annually and recorded on the ex-dividend date. Dividends and distributions are determined in accordance with income tax regulations, which may differ from GAAP.



     (D) EXPENSES. Direct expenses are charged to the Fund, and general expenses of the Company are allocated to the Fund based on relative average net assets for the period the expense was incurred.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)
--------------------------------------------------------------------------------


     (E) OTHER. Investment transactions are recorded as of the trade date. Interest income, including the accretion of discounts or the amortization of premiums, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis.



2. MANAGEMENT FEE AND OTHER AGREEMENTS



The Company retains Salomon Brothers Asset Management Inc ('SBAM'), an indirect wholly owned subsidiary of Salomon Inc, to act as investment manager of the Fund, subject to the supervision by the Board of Directors of the Company. SBAM furnishes the Company with office space and certain services and facilities required for conducting the business of the Company and pays the compensation of its officers. The management fee for these services is payable monthly and is based on an annual rate of .20% of the Fund's average daily net assets. Prior to April 29, 1996, the management fee was based on an annual rate of .10% of the Fund's average daily net assets.



If in any fiscal year total expenses of the Fund, excluding taxes, interest, brokerage and extraordinary expenses, but including the management fee, exceed the most stringent expense limitations imposed by state securities regulations applicable to the Fund, SBAM will pay or reimburse the Fund for the excess. Currently, the most restrictive of these limitations on an annual basis is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million of average daily net assets and 1.5% of average daily net assets in excess of $100 million. No such expense reimbursement was required for the six months ended June 30, 1996.



Under a voluntary agreement between SBAM and the Fund, SBAM has agreed to reduce or otherwise limit the expenses of the Fund (exclusive of taxes, interest and extraordinary expenses such as litigation and indemnification expenses), on an annualized basis, to .18% of the Fund's average daily net assets for a period ending April 29, 1997, and to no more than .25% thereafter. For the six months ended June 30, 1996, SBAM voluntarily waived management fees of $5,522 and voluntarily absorbed $18,542 of expenses.



Investors Bank & Trust Company serves as custodian, administrator and shareholder servicing agent for the Fund, which includes performing custodial and certain administrative services in connection with the operation of the Fund. During the six months ended June 30, 1996, custodian fees were reduced by $266 for the Fund, relating to credits earned on cash balances held by the custodian.



The Fund has an agreement with Salomon Brothers Inc to distribute its shares.



3. CAPITAL STOCK



At June 30, 1996, the Company had 10,000,000,000 shares of authorized capital stock, par value $.001 per share, of which the Fund had 1,000,000,000 shares authorized.

SALOMON BROTHERS INSTITUTIONAL SERIES FUNDS INC
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)
--------------------------------------------------------------------------------


Net assets consist of:



Par value......................................................................   $    10,100
Paid-in capital in excess of par...............................................    10,089,732
Undistributed net investment income............................................           265
Accumulated net realized loss on investments...................................          (555)
                                                                                  -----------
Net assets.....................................................................   $10,099,542
                                                                                  -----------
                                                                                  -----------



4. PORTFOLIO ACTIVITY



The Fund invests in money market instruments maturing in thirteen months or less whose short-term credit ratings are within the two highest ratings categories of two nationally recognized statistical rating organizations ('NRSROs') or if rated by only one NRSRO, that NRSRO, or, if not rated, are believed by the investment manager to be of comparable quality.



At December 31, 1995, the Fund had $176 in net capital loss carry-forwards expiring in 2002 available to offset future capital gains.

                       STATEMENT OF DIFFERENCES

        The section symbol shall be expressed as............. 'SS'